GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL
NOTE 1:-      GENERAL

a.	General:

Caesarstone Sdot-Yam Ltd., incorporated under the laws of the State of Israel, was founded in 1987. The company and its subsidiaries (collectively, the "Company" or "Caesarstone") manufacture high quality engineered quartz surfaces sold under the Company's premium Caesarstone brand. The Company's products consist of engineered quartz slabs that are currently sold in over 50 countries through a combination of direct sales in certain markets and indirectly through a network of independent distributors in other markets. The Company's products are primarily used as kitchen countertops in the renovation and remodeling end markets. Other applications include vanity tops, wall panels, back splashes, floor tiles, stairs and other interior surfaces that are used in a variety of residential and non-residential applications.

As of December 2014, the Company has subsidiaries in Australia, Singapore, Canada and the United States (see Note 1(b)-1(c)) which are engaged in the marketing and selling of the Company's products in different geographic areas. In addition the Company established Caesarstone Technologies, Inc. during 2012 which is engaged in the manufacturing of the Company's products in the US.

b.	Acquisition of shares of U.S. Quartz Products, Inc.:

Acquisition of 25% equity interest

On January 29, 2007, Caesarstone and U.S. Quartz Products, Inc. ("U.S. Quartz"), the Company's exclusive distributor in the United States, signed a Share Purchase Agreement pursuant to which Caesarstone purchased shares of U.S. Quartz for an aggregate purchase price of $9,900. The shares purchased by the Company represented a 25% equity interest in U.S. Quartz.

The Company accounted for the equity investment in accordance with Accounting Standard Code ("ASC") 323  "Investments-equity method and joint ventures".

Acquisition of 75% equity interest

On May 18, 2011, the Company completed the acquisition of 75% of the shares of U.S. Quartz, representing all of the remaining shares of that entity, which was subsequently renamed Caesarstone USA, Inc. ("Caesarstone USA"). The acquisition enabled the Company to obtain a higher degree of control over the Company's sales in the United States. The total consideration for the acquisition was up to $26,500. Pursuant to the agreement between the parties, $20,000 was paid by the Company at the closing. An additional $6,500, which was conditioned on the closing of the Company's initial public offering ("IPO"), was paid during 2012 by the Company. In addition, U.S. Quartz repaid shareholders loans to its former shareholders in the amount of $5,541.

As a result of the acquisition, the Company remeasured the fair value of its previously-held equity investment in U.S. Quartz (with a carrying amount of $5,481) as of the acquisition date based on a report prepared by an independent third-party valuation firm that the Company engaged, with such amount totaling $6,807. Such remeasurement, including the reclassification of $1,352 previously recorded in other comprehensive income (foreign currency translation adjustments), resulted in an insignificant loss in the amount of $26 that was recorded in 2011 within equity in losses of affiliate, net. The fair value was measured by the third-party appraiser using the "income approach" based on the discounted cash flow method.

c.	Acquisition of the business of Prema Asia Marketing PTE Ltd. ("Prema"):

The Company entered into an agreement on October 1, 2011 pursuant to which it acquired the operations for the distribution of Caesarstone's products in Singapore from the Company's former distributor in Singapore. Under the terms of the agreement, the Company paid approximately $500 upon closing, $300 based on a formula that includes the number of slabs sold in Singapore during 2011 out which $150 was paid in 2012 and additional $150 was paid on September 30, 2014, in addition the Company was obligated to make an additional payment of up to $250 calculated based on a formula that includes the number of slabs sold in Singapore during 2012 (subject to the former distributor's owner remaining CSSEA's manager until October 1, 2014), however the threshold for this obligation was not met.

d.	Major suppliers:

In 2014, two suppliers in Turkey, Mikroman Madencilik San ve TIC.LTD.STI ("Mikroman") and Polat Maden Sanayi ve Ticaret A.Ş. (“Polat”), supplied approximately 46% and 32% , respectively, of the Company's quartzite on a purchase order basis. If Mikroman or Polat cease supplying the Company with quartzite or if the Company's supply of quartz generally from Turkey is adversely impacted, the Company's other suppliers may be unable to meet the Company's quartz requirements. In that case, the Company would need to locate and qualify alternate suppliers, which could take time, increase costs and require adjustments to the appearance of the Company's products. As a result, the Company may experience a delay in manufacturing, which could materially and adversely impact the Company's results of operations.

The Company also depends on Breton S.p.A for its production line equipment.